Scope of consolidation	12 Months Ended
Dec. 31, 2023
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Scope of consolidation

4. Scope of consolidation

Stevanato Group S.p.A. is the parent company of the Group and it holds, directly and indirectly, interests in the Group’s operating companies. The Group’s scope of consolidation at December 31, 2023 and 2022 is as follows:

Subsidiaries

The consolidated financial statements of the Group include the following list of companies directly or indirectly through the subsidiaries Stevanato Group International a.s., Balda Medical GmbH, Spami S.r.l., controlled by the parent company Stevanato Group S.p.A.:

				% equity interest
Name	Segment	Description	Country of incorporation	2023	2022
Nuova Ompi S.r.l.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions and development of integrated solutions for the pharmaceutical industry	Italy	100%	100%
Spami S.r.l.	Engineering	Production plant and machinery	Italy	100%	100%
Stevanato Group International a.s.	Holding	Service/Subholding company	Slovakia	100%	100%
Medical Glass a.s.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Slovakia	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV	Biopharmaceutical and Diagnostic Solutions	Service company	Mexico	100%	100%
Ompi N.A. S. de RL de CV	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Mexico	100%	100%
Ompi of America inc.	Biopharmaceutical and Diagnostic Solutions	Sale of drug containment solutions and analytical services	USA	100%	100%
Ompi do Brasil I. e C. de Em. Far. Ltda	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Brazil	100%	100%
Perugini S.r.l.	Engineering	Production of consumables and mechanical components for industrial machines	Italy	100%	—
Ompi Pharm. Packing Techn. Co. Ltd	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	China	100%	100%
Stevanato Group Denmark A/S (*)	Engineering	Production plant and machinery	Denmark	100%	100%
Medirio SA	Biopharmaceutical and Diagnostic Solutions	Research and development	Switzerland	100%	100%
Balda Medical Gmbh	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions	Germany	100%	100%
Balda C. Brewer Inc.	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions	USA	100%	100%
Balda Precision Inc.	Biopharmaceutical and Diagnostic Solutions	Production metal components	USA	100%	100%
Ompi of Japan Co., Ltd.	Biopharmaceutical and Diagnostic Solutions	Sale of drug containment solutions	Japan	100%	51%

(*) On December 31, 2022, the respective extraordinary shareholders' meetings of Innoscan A/S and SVM Automatik A/S approved the merger of Innoscan A/S into SVM Automatik A/S. The transaction was effective for accounting purposes at January 1, 2022. In February 2023, the surviving company SVM Automatik A/S changed its corporate name to Stevanato Group Denmark A/S.

Change in scope of consolidation - business combination

On November 8, 2023, the subsidiary Spami S.r.l. acquired all of the business operations of Perugini S.r.l., an Italian company specialized in the manufacturing of consumables and mechanical components for industrial machines. The acquisition of Perugini will support the Group's efforts in the ongoing integration of critical technologies and processes into the Group’s production process.

As the assets acquired and the liabilities assumed constitute the acquisition of a business, the transaction is considered a business combination pursuant to IFRS 3.

The initial net consideration was paid entirely at the closing date based on the pro-forma financial statements of Perugini S.r.l. The consideration would have been adjusted based on the definitive net financial position at the closing date, as defined in the share purchase agreement. The consideration adjustment was to be agreed among parties within 110 days of the acquisition closing day; at the date of this consolidated financial statements, the consideration adjustment was recognized among current financial liabilities. The consideration adjustment was paid in February 2024.

Details of the purchase consideration are as follows:

At acquisition date
(EUR thousand)
Consideration paid	6,246
Consideration adjustment	175
Total consideration	6,421

Consequently, the consideration was temporarily allocated to the assets and liabilities acquired while the definitive purchase price allocation will be made within twelve months of the acquisition. Details of the net assets acquired and goodwill are as follows:

Preliminary fair value at the acquisition date
(EUR thousand)
Right of use assets	736
Property, plant and equipment	738
Deferred tax assets	173
Inventories	105
Trade receivables	781
Other receivables	342
Cash and cash equivalents	2,657
Total assets	5,532
Non-current financial liabilities	422
Employee benefits	381
Deferred tax liabilities	258
Other non-current liabilities	250
Current financial liabilities	198
Trade payables	176
Tax payables	15
Other current liabilities	151
Total liabilities	1,851

Net assets	3,681

Portion acquired by the Group (100%)	3,681

Goodwill	2,740

Minor acquisition-related costs were expensed and recorded within selling and marketing costs in the consolidated income statement.

The details of the net cash outflows related to the acquisition are shown below:

At acquisition date
(EUR thousand)
Consideration paid	(6,246)
Cash and cash equivalents acquired	2,657
Net cash outflow - Investing activities	(3,589)

Perugini S.r.l. contributed revenue of EUR 54.3 thousand and profit for the year of EUR 0.9 thousand to the Group for the period from November 8, 2023 (the acquisition date) to December 31, 2023.

Non-controlling interests

The equity attributable to non-controlling interests at December 31, 2023 related to Medical Glass a.s. in which the Group holds an 99.74% interest. The net profit attributable to non-controlling interests at December 31, 2023 related to Medical Glass a.s. as well as to Ompi of Japan Co., Ltd where the minority interests were purchased by the Group on July 31, 2023. For further details refer to Note 35.